Income and Expenses - Schedule of Deferred Taxes (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Deferred tax assets	SFr 44	SFr 24
Deferred tax liabilities	SFr 0	SFr 0